Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)			Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4)	Net Income (Loss) ($ in 000’s)(5)	NFFO Per Share ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	9,620,494	12,084,961	3,778,167	4,917,515	169.91	123.47	125,080	1.50
2023	5,430,306	6,850,721	2,565,181	3,246,204	134.60	113.54	53,735	1.41
2022	3,938,909	2,915,967	1,511,853	483,338	105.83	99.82	(7,506)	1.49
2021	6,727,006	7,030,740	4,340,601	4,579,656	122.62	132.23	71,982	1.49
2020	3,709,949	4,312,813	1,709,846	1,950,822	113.67	92.43	80,867	1.38

Company Selected Measure Name	normalized funds from operations, or NFFO
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Sedgwick for 2024, 2023 and 2022 and for Mr. Stapley, former Chief Executive Officer, for 2021 and 2020 in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables — Summary Compensation Table — 2022-2024” for further detail on the total compensation paid to our named executive officers for the applicable years covered by the Summary Compensation Table.The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, William M. Wagner and James B. Callister, (ii) for
2022, Gregory K. Stapley, William M. Wagner, James B. Callister and Mark D. Lamb; and (iii) for 2021 and 2020, David M. Sedgwick, William M. Wagner and Mark D. Lamb.

PEO Total Compensation Amount	$ 9,620,494	$ 5,430,306	$ 3,938,909	$ 6,727,006	$ 3,709,949
PEO Actually Paid Compensation Amount	$ 12,084,961	6,850,721	2,915,967	7,030,740	4,312,813
Adjustment To PEO Compensation, Footnote

	2020		2021		2022		2023		2024
Adjustments (a)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)

Reported Summary Compensation Table Total	3,709,949	1,709,846	6,727,006	4,340,601	3,938,909	1,511,853	5,430,306	2,565,181	9,620,494	3,778,167
Deduction for Amounts Reported under “Stock Awards” Column in the Summary Compensation Table for Fiscal Year	(1,829,624)	(759,738)	(4,477,306)	(3,223,026)	(1,957,759)	(604,779)	(2,788,376)	(1,222,239)	(5,314,644)	(1,777,743)
Increase at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,129,191	884,124	4,619,799	3,397,044	1,839,474	568,763	2,777,535	1,218,873	5,223,480	1,750,708
Increase for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—	—	—	—	—	—

	2020		2021		2022		2023		2024
Adjustments (a)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)

Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	161,634	63,726	99,117	40,230	(691,447)	(355,498)	1,091,253	540,113	2,090,099	1,004,932
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	141,663	52,864	62,124	24,807	(148,030)	(598,019)	638,621	321,613	465,532	161,451
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	(65,180)	(38,982)	(298,618)	(177,337)	—	—
Increase Based on Dividends or Other Earnings Paid on Outstanding and Unvested Stock Awards	—	—	—	—	—	—	—	—	—	—
Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	—	—	—	—	—	—	—	—	—	—
Increase for Service Cost and, If Applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—	—	—
Compensation Actually Paid	$4,312,813	$1,950,822	$7,030,740	$4,579,656	$2,915,967	$483,338	$6,850,721	$3,246,204	$12,084,961	$4,917,515

a.In making each of the adjustments, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards for financial statement reporting purposes. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

Non-PEO NEO Average Total Compensation Amount	$ 3,778,167	2,565,181	1,511,853	4,340,601	1,709,846
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,917,515	3,246,204	483,338	4,579,656	1,950,822
Adjustment to Non-PEO NEO Compensation Footnote

	2020		2021		2022		2023		2024
Adjustments (a)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)

Reported Summary Compensation Table Total	3,709,949	1,709,846	6,727,006	4,340,601	3,938,909	1,511,853	5,430,306	2,565,181	9,620,494	3,778,167
Deduction for Amounts Reported under “Stock Awards” Column in the Summary Compensation Table for Fiscal Year	(1,829,624)	(759,738)	(4,477,306)	(3,223,026)	(1,957,759)	(604,779)	(2,788,376)	(1,222,239)	(5,314,644)	(1,777,743)
Increase at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,129,191	884,124	4,619,799	3,397,044	1,839,474	568,763	2,777,535	1,218,873	5,223,480	1,750,708
Increase for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—	—	—	—	—	—

	2020		2021		2022		2023		2024
Adjustments (a)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)

Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	161,634	63,726	99,117	40,230	(691,447)	(355,498)	1,091,253	540,113	2,090,099	1,004,932
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	141,663	52,864	62,124	24,807	(148,030)	(598,019)	638,621	321,613	465,532	161,451
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	(65,180)	(38,982)	(298,618)	(177,337)	—	—
Increase Based on Dividends or Other Earnings Paid on Outstanding and Unvested Stock Awards	—	—	—	—	—	—	—	—	—	—
Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	—	—	—	—	—	—	—	—	—	—
Increase for Service Cost and, If Applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—	—	—
Compensation Actually Paid	$4,312,813	$1,950,822	$7,030,740	$4,579,656	$2,915,967	$483,338	$6,850,721	$3,246,204	$12,084,961	$4,917,515

a.In making each of the adjustments, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards for financial statement reporting purposes. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last five fiscal years against our total stockholder return and the total stockholder return for the RMS (each calculated as described above in footnote (4) of the table above) over that period of time.

Compensation Actually Paid vs. Net Income
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our
Non-PEO NEOs as reported in the table above for each of the last five fiscal years against our net income (loss) in each of those years.

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as reported in the table above for each of the last five fiscal years against our NFFO in each of those years.

Total Shareholder Return Vs Peer Group
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last five fiscal years against our total stockholder return and the total stockholder return for the RMS (each calculated as described above in footnote (4) of the table above) over that period of time.

Tabular List, Table	NFFO per share (used for our annual cash incentive plan)
•Average Quarterly Net Debt to Normalized Run Rate EBITDA (used for our annual cash incentive plan)
•Capital Deployment (used for our annual cash incentive plan)
•Relative TSR (used for our long-term incentive plan)

Total Shareholder Return Amount	$ 169.91	134.60	105.83	122.62	113.67
Peer Group Total Shareholder Return Amount	123.47	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 125,080	$ 53,735	$ (7,506)	$ 71,982	$ 80,867
Company Selected Measure Amount | $ / shares	1.50	1.41	1.49	1.49	1.38
PEO Name	Mr. Sedgwick	Mr. Sedgwick	Mr. Sedgwick	Mr. Stapley, former Chief Executive Officer,	Mr. Stapley, former Chief Executive Officer,
Additional 402(v) Disclosure	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and the average of our non-PEO NEOs in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:Total stockholder return represents cumulative total stockholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. Peer total stockholder return represents cumulative total stockholder return on a fixed investment of $100 in the MSCI U.S. Total Return Index (RMS) for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. Represents our net income (loss) reported in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	NFFO per share
Non-GAAP Measure Description	Represents our normalized funds from operations, or NFFO, per share. NFFO is an important supplemental measure not computed in accordance with GAAP. We define NFFO as FFO defined in accordance with Nareit’s definition (calculated as net income computed in accordance with GAAP, excluding gains or losses from real estate dispositions, real estate depreciation and amortization and impairment charges, and adjustments for unconsolidated partnerships and joint ventures), and adjusted for certain revenue and expense items that we do not believe are indicative of our ongoing operating results, such as provision for loan losses, provision for doubtful accounts and lease restructuring, effect of the senior unsecured notes payable redemption, recovery of previously reversed rent, lease termination revenue, accelerated amortization of stock-based compensation, non-routine transaction costs, loss on extinguishment of debt, extraordinary incentive plan payment, unrealized loss on other real estate related investments and property operating expenses.
Measure:: 2
Pay vs Performance Disclosure
Name	Average Quarterly Net Debt to Normalized Run Rate EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Capital Deployment
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,314,644)	(2,788,376)	(1,957,759)	(4,477,306)	(1,829,624)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,223,480	2,777,535	1,839,474	4,619,799	2,129,191
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,090,099	1,091,253	(691,447)	99,117	161,634
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	465,532	638,621	(148,030)	62,124	141,663
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(298,618)	(65,180)	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Adjustment Of Fair Value Of Options/SARs Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,777,743)	(1,222,239)	(604,779)	(3,223,026)	(759,738)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,750,708	1,218,873	568,763	3,397,044	884,124
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,004,932	540,113	(355,498)	40,230	63,726
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,451	321,613	(598,019)	24,807	52,864
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(177,337)	(38,982)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
Non-PEO NEO | Adjustment Of Fair Value Of Options/SARs Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0